Business Combinations	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Business Combinations [Abstract]
Business Combinations

NOTE 10 – BUSINESS COMBINATIONS

Set out below are the controlled and non-controlled members of the group as of March 31, 2019, which, in the opinion of the directors, are material to the group. The subsidiaries as listed below have share capital consisting solely of ordinary shares, which are held directly by the Company; the country of incorporation is also their principal place of business.

Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests

Aqua Mining (PNG) Ltd	Papua New Guinea	28-Feb-2014	90%

NOTE 10 – BUSINESS COMBINATIONS

Set out below are the controlled and non-controlled members of the group as of September 30, 2018, which, in the opinion of the directors, are material to the group. The subsidiaries as listed below have share capital consisting solely of ordinary shares, which are held directly by the Company; the country of incorporation is also their principal place of business.

Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests
Aqua Mining (PNG) Ltd	Papua New Guinea	28-Feb-2014	90%